ACCUMULATED OTHER COMPREHENSIVE LOSS (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Accumulated Other Comprehensive Loss [Abstract]
Unrecognized prior service credits	$ 959
Unrecognized prior service credits, net of tax	208
Prior service credit expected to be recognized, next fiscal year	195
Prior service credit expected to be recognized, next fiscal year, net of tax	93
Unrecognized actuarial losses	26,177
Unrecognized actuarial losses, net of tax	19,049
Actuarial losses expected to be recognized, next fiscal year	1,266
Actuarial losses expected to be recognized, next fiscal year, net of tax	938
Derivative instruments, gain (loss) reclassification from accumulated oci to income, estimated net amount to be transferred	16,262
Derivative instruments, gain (loss) reclassification from accumulated oci to income, estimated net amount to be transferred, net of tax	$ 16,144